Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 165.8% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 17.7%

Altice France S.A.
6.484% (LIBOR03M + 4.000%) due 08/14/2026 ~	$200	$191
Avolon Holdings Ltd.
4.488% (LIBOR03M + 2.000%) due 01/15/2025 ~	391	388
Bausch Health Cos., Inc.
5.231% (LIBOR03M + 2.750%) due 11/27/2025 ~	133	132
CityCenter Holdings LLC
4.749% (LIBOR03M + 2.250%) due 04/18/2024 ~	319	313
CommScope, Inc.
TBD% due 02/06/2026	100	100
Concordia International Corp.
7.993% (LIBOR03M + 5.500%) due 09/06/2024 ~	6,966	6,602
Diamond Resorts Corp.
6.249% (LIBOR03M + 3.750%) due 09/02/2023 «~	8,382	7,943
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~	12,169	11,378
Envision Healthcare Corp.
6.249% (LIBOR03M + 3.750%) due 10/10/2025 ~	549	514
Financial & Risk U.S. Holdings, Inc.
6.249% (LIBOR03M + 3.750%) due 10/01/2025 ~	805	782
Forest City Enterprises, L.P.
6.481% (LIBOR03M + 4.000%) due 12/07/2025 «~	100	100
FrontDoor, Inc.
5.000% (LIBOR03M + 2.500%) due 08/14/2025 «~	20	20
Frontier Communications Corp.
6.250% (LIBOR03M + 3.750%) due 06/15/2024 ~	1,083	1,058
Gray Television, Inc.
4.982% (LIBOR03M + 2.500%) due 01/02/2026 ~	100	99
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(d)	2,280	1,630
TBD% due 01/30/2020	9,466	6,780
IRB Holding Corp.
5.739% (LIBOR03M + 3.250%) due 02/05/2025 ~	1,005	982
McDermott Technology Americas, Inc.
7.499% (LIBOR03M + 5.000%) due 05/12/2025 ~	5,208	5,002
Messer Industrie GmbH
TBD% due 03/01/2026	120	118
MH Sub LLC
6.236% (LIBOR03M + 3.750%) due 09/13/2024 ~	20	20
MLM 13648 Title Trust
8.000% due 12/01/2019 «	40,627	40,623
Multi Color Corp.
4.499% (LIBOR03M + 2.000%) due 10/31/2024 «~	4	4
NCI Building Systems, Inc.
6.547% (LIBOR03M + 3.750%) due 04/12/2025 «~	40	38
Neiman Marcus Group Ltd. LLC
5.733% - 6.021% (LIBOR03M + 3.250%) due 10/25/2020 ~	8,426	7,848
Pacific Gas & Electric Co.
7.500% due 02/22/2049 ^(d)	200	174
Panther BF Aggregator LP
TBD% due 03/18/2026 «	90	89
PetSmart, Inc.
5.490% (LIBOR03M + 3.000%) due 03/11/2022 ~	149	134
Preylock Reitman Santa Cruz Mezz LLC
7.993% due 11/09/2022 «(j)	7,900	7,910
Sequa Mezzanine Holdings LLC
7.776% (LIBOR03M + 5.000%) due 11/28/2021 ~	10,839	10,635
11.751% (LIBOR03M + 9.000%) due 04/28/2022 «~	10,785	10,569
Starfruit Finco BV
5.740% (LIBOR03M + 3.250%) due 10/01/2025 ~	300	296
Syniverse Holdings, Inc.
7.484% (LIBOR03M + 5.000%) due 03/09/2023 ~	5,388	4,947
Univision Communications, Inc.
5.249% (LIBOR03M + 2.750%) due 03/15/2024 ~	15,332	14,484
West Corp.
6.629% (LIBOR03M + 4.000%) due 10/10/2024 ~	17	16
Westmoreland Coal Co.
TBD% due 12/16/2020 ^(d)	5,566	2,533

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

4.522% - 10.913% (LIBOR03M + 8.250%) due 05/21/2019 «~		1,896	1,915
Total Loan Participations and Assignments (Cost $146,467)			146,367

CORPORATE BONDS & NOTES 50.1%

BANKING & FINANCE 20.2%
Ally Financial, Inc.
7.500% due 09/15/2020		91	97
8.000% due 11/01/2031		95	118
Ambac LSNI LLC
7.592% due 02/12/2023 •(l)		8,604	8,690
Ardonagh Midco PLC
8.375% due 07/15/2023 (l)	GBP	18,700	21,239
Athene Holding Ltd.
4.125% due 01/12/2028		$24	23
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		101	104
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028 (l)		94	96
5.000% due 04/20/2048 (l)		54	53
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)(l)	EUR	600	691
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)(l)		2,900	3,342
Bank of Ireland
7.375% due 06/18/2020 •(h)(i)(l)		450	532
Barclays PLC
3.250% due 01/17/2033	GBP	100	125
5.875% due 09/15/2024 •(h)(i)(l)		1,600	1,956
6.500% due 09/15/2019 •(h)(i)(l)	EUR	500	567
7.250% due 03/15/2023 •(h)(i)(l)	GBP	6,585	8,874
7.750% due 09/15/2023 •(h)(i)(l)		$2,410	2,415
7.875% due 09/15/2022 •(h)(i)(l)	GBP	2,000	2,727
8.000% due 12/15/2020 •(h)(i)	EUR	200	242
8.000% due 06/15/2024 •(h)(i)		$600	614
Blackstone CQP Holdco LP
6.500% due 03/20/2021		77	77
Brookfield Finance, Inc.
3.900% due 01/25/2028		42	41
4.700% due 09/20/2047		36	35
CBL & Associates LP
4.600% due 10/15/2024		4	3
5.950% due 12/15/2026		177	130
Credit Suisse Group AG
7.250% due 09/12/2025 •(h)(i)		200	201
7.500% due 07/17/2023 •(h)(i)		200	206
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	6	6
Equinix, Inc.
2.875% due 03/15/2024 (l)		860	998
2.875% due 02/01/2026 (l)		1,810	2,097
Farringdon Mortgages
4.280% due 07/15/2047	GBP	5,675	5,502
Ford Motor Credit Co. LLC
3.336% due 03/18/2021 (l)		$200	197
3.919% (US0003M + 1.235%) due 02/15/2023 ~(l)		400	379
5.085% due 01/07/2021 (l)		200	204
5.345% (US0003M + 2.550%) due 01/07/2021 ~(l)		1,200	1,212
5.935% (US0003M + 3.140%) due 01/07/2022 ~(l)		1,000	1,021
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (l)		284	281
6.750% due 03/15/2022 (l)		560	571
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035 (l)		200	186
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	26	34
5.875% due 11/04/2020		6	8
GLP Capital LP
5.250% due 06/01/2025		$20	21
HSBC Bank PLC
6.330% due 05/23/2023		10,000	10,326
HSBC Holdings PLC
5.875% due 09/28/2026 •(h)(i)	GBP	800	1,051
6.000% due 09/29/2023 •(h)(i)	EUR	570	714
6.500% due 03/23/2028 •(h)(i)		$340	337
Hunt Cos., Inc.
6.250% due 02/15/2026		14	13
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021 (l)		13,050	13,478
iStar, Inc.
4.625% due 09/15/2020		3	3
5.250% due 09/15/2022		4	4
Jefferies Finance LLC
6.875% due 04/15/2022 (l)		3,800	3,838
7.250% due 08/15/2024 (l)		1,000	990

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

7.375% due 04/01/2020 (l)		2,500	2,506
7.500% due 04/15/2021 (l)		2,165	2,208
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		42	42
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)(l)	GBP	400	522
7.500% due 09/27/2025 •(h)(i)(l)		$1,510	1,534
7.625% due 06/27/2023 •(h)(i)(l)	GBP	200	276
7.875% due 06/27/2029 •(h)(i)(l)		4,980	7,148
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (l)		$640	641
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	209
MetLife, Inc.
5.875% due 03/15/2028 •(h)		6	6
Nationstar Mortgage LLC
6.500% due 07/01/2021 (l)		854	856
Navient Corp.
5.000% due 10/26/2020		70	71
5.625% due 01/25/2025		139	120
6.150% due 03/10/2021		600	577
6.500% due 06/15/2022		50	52
6.625% due 07/26/2021 (l)		1,030	1,079
7.250% due 01/25/2022 (l)		170	181
Newmark Group, Inc.
6.125% due 11/15/2023		40	41
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022 (l)		3,994	4,084
Provident Funding Associates LP
6.375% due 06/15/2025		3	3
Royal Bank of Scotland Group PLC
5.076% due 01/27/2030 •		600	632
7.500% due 08/10/2020 •(h)(i)(l)		700	715
8.000% due 08/10/2025 •(h)(i)(l)		1,925	2,069
8.625% due 08/15/2021 •(h)(i)(l)		2,990	3,192
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(h)(i)(l)	GBP	6,830	9,034
7.375% due 06/24/2022 •(h)(i)(l)		3,750	5,041
Societe Generale S.A.
6.750% due 04/06/2028 •(h)(i)		$200	185
7.375% due 10/04/2023 •(h)(i)(l)		700	695
Springleaf Finance Corp.
5.625% due 03/15/2023 (l)		500	508
6.000% due 06/01/2020 (l)		170	175
6.125% due 05/15/2022		41	43
6.875% due 03/15/2025		25	26
7.750% due 10/01/2021 (l)		300	324
Stearns Holdings LLC
9.375% due 08/15/2020 (l)		3,898	3,664
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)(l)	EUR	1,177	1,545
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	96	147
5.661% due 10/13/2041		98	152
5.744% due 04/13/2040 (l)		110	172
5.801% due 10/13/2040 (l)		459	726
TP ICAP PLC
5.250% due 01/26/2024 (l)		3,702	4,908
UniCredit SpA
7.830% due 12/04/2023 (l)		$5,090	5,673
Unigel Luxembourg S.A.
10.500% due 01/22/2024 (l)		460	497
Unique Pub Finance Co. PLC
7.395% due 03/28/2024	GBP	1,181	1,703
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 •(h)(i)(l)		4,370	6,075
WeWork Cos., Inc.
7.875% due 05/01/2025		$56	52
			166,778
INDUSTRIALS 24.6%

AA Bond Co. Ltd.
2.875% due 07/31/2043 (l)	GBP	8,893	11,113
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$10	9
Altice Financing S.A.
5.250% due 02/15/2023 (l)	EUR	4,600	5,309
6.625% due 02/15/2023 (l)		$2,000	2,050
7.500% due 05/15/2026 (l)		8,150	8,089
Altice France S.A.
5.625% due 05/15/2024	EUR	450	522
5.875% due 02/01/2027 (l)		4,400	5,098
7.375% due 05/01/2026 (l)		$2,050	2,014
8.125% due 02/01/2027 (l)		900	911

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

Associated Materials LLC
9.000% due 01/01/2024 (l)		16,414	16,209
Baffinland Iron Mines Corp.
8.750% due 07/15/2026 (l)		8,000	8,071
Bausch Health Americas, Inc.
8.500% due 01/31/2027		50	53
Bombardier, Inc.
7.875% due 04/15/2027		280	289
Charter Communications Operating LLC
4.200% due 03/15/2028		21	21
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (l)		3,176	3,259
9.250% due 02/15/2024 (l)		15,735	16,718
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		12	12
CommScope Finance LLC
5.500% due 03/01/2024		111	114
8.250% due 03/01/2027		10	10
Community Health Systems, Inc.
5.125% due 08/01/2021 (l)		9,800	9,683
6.250% due 03/31/2023 (l)		4,059	3,826
8.000% due 03/15/2026		538	516
8.625% due 01/15/2024 (l)		1,267	1,272
DAE Funding LLC
4.000% due 08/01/2020 (l)		198	199
4.500% due 08/01/2022		53	54
5.000% due 08/01/2024 (l)		2,590	2,629
5.250% due 11/15/2021 (l)		326	333
5.750% due 11/15/2023 (l)		397	409
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (l)		1,296	1,301
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (l)		7,780	7,877
Envision Healthcare Corp.
8.750% due 10/15/2026 (l)		2,557	2,285
Exela Intermediate LLC
10.000% due 07/15/2023		13	13
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (l)		1,150	1,085
6.875% due 03/01/2026 (l)		1,268	1,181
7.000% due 02/15/2021 (l)		129	131
Fresh Market, Inc.
9.750% due 05/01/2023		50	38
Frontier Finance PLC
8.000% due 03/23/2022	GBP	5,400	6,972
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$9,975	9,871
General Electric Co.
3.100% due 01/09/2023 (l)		67	67
4.375% due 09/16/2020		4	4
5.000% due 01/21/2021 •(h)		318	297
5.550% due 01/05/2026 (l)		377	400
5.875% due 01/14/2038		22	23
6.150% due 08/07/2037 (l)		73	80
6.875% due 01/10/2039		21	25
Greene King Finance PLC
2.925% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	209
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		$43	44
Huntsman International LLC
4.500% due 05/01/2029		59	59
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(d)		5,848	4,181
9.000% due 03/01/2021 ^(d)		7,512	5,334
9.000% due 09/15/2022 ^(d)		1,284	918
10.625% due 03/15/2023 ^(d)		912	652
11.250% due 03/01/2021 ^(d)		1,350	937
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		200	178
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (l)		4,430	3,954
8.000% due 02/15/2024 (l)		658	688
8.500% due 10/15/2024 (l)		1,760	1,720
9.750% due 07/15/2025		12	12
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(l)		12,471	11,247
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023 (l)		600	517
Matterhorn Telecom S.A.
3.875% due 05/01/2022	EUR	5,000	5,678
Metinvest BV
8.500% due 04/23/2026 (l)		$800	788
Micron Technology, Inc.
5.327% due 02/06/2029		204	210
Netflix, Inc.
4.625% due 05/15/2029 (l)	EUR	300	360

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2022 (c)		2,360	2,574
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (l)		$525	500
Par Pharmaceutical, Inc.
7.500% due 04/01/2027		167	170
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023 (l)		487	486
5.250% due 08/15/2022 (l)		6,847	7,035
5.500% due 02/15/2024 (l)		2,078	2,161
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		440	104
6.000% due 05/16/2024 ^(d)		650	152
6.000% due 11/15/2026 ^(d)		430	100
Petroleos Mexicanos
6.500% due 03/13/2027		40	40
6.750% due 09/21/2047		10	9
PetSmart, Inc.
5.875% due 06/01/2025		9	8
Platin GmbH
6.875% due 06/15/2023 (l)	EUR	400	440
Radiate Holdco LLC
6.875% due 02/15/2023		$40	40
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026 (l)	EUR	200	226
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		$4	4
Sands China Ltd.
4.600% due 08/08/2023 (l)		200	207
5.125% due 08/08/2025 (l)		200	209
5.400% due 08/08/2028 (l)		1,893	1,990
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		10	10
SoftBank Group Corp.
4.000% due 04/20/2023 (l)	EUR	4,860	5,877
Spirit Issuer PLC
3.533% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	60	77
Starfruit Finco BV
6.500% due 10/01/2026 (l)	EUR	100	113
Sunoco LP
4.875% due 01/15/2023		$26	26
T-Mobile USA, Inc.
4.750% due 02/01/2028		11	11
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021 (l)		320	305
2.800% due 07/21/2023 (l)		4,180	3,733
3.250% due 04/15/2022 (l)	EUR	200	230
Topaz Solar Farms LLC
4.875% due 09/30/2039		$30	29
5.750% due 09/30/2039		84	88
Transocean Pontus Ltd.
6.125% due 08/01/2025		130	133
Triumph Group, Inc.
4.875% due 04/01/2021 (l)		217	213
5.250% due 06/01/2022		97	94
United Group BV
4.375% due 07/01/2022	EUR	3,000	3,466
Univision Communications, Inc.
5.125% due 05/15/2023 (l)		$211	202
5.125% due 02/15/2025 (l)		556	521
Vale Overseas Ltd.
6.250% due 08/10/2026		210	229
6.875% due 11/21/2036		81	93
6.875% due 11/10/2039		56	64
ViaSat, Inc.
5.625% due 09/15/2025		18	17
5.625% due 04/15/2027		82	84
VOC Escrow Ltd.
5.000% due 02/15/2028		31	30
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(d)		3,000	1,395
Wyndham Destinations, Inc.
3.900% due 03/01/2023		90	88
4.250% due 03/01/2022		6	6
5.400% due 04/01/2024		12	12
5.750% due 04/01/2027 (l)		1,136	1,131
			202,860
UTILITIES 5.3%

AT&T, Inc.
4.900% due 08/15/2037 (l)		56	57
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (c)(l)		1,013	1,015
Frontier Communications Corp.
8.000% due 04/01/2027		142	147

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 (l)		977	967
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 (l)		9,059	8,674
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)(l)		389	347
2.950% due 03/01/2026 ^(d)(l)		493	434
3.250% due 09/15/2021 ^(d)		106	97
3.250% due 06/15/2023 ^(d)		188	170
3.300% due 03/15/2027 ^(d)		904	796
3.300% due 12/01/2027 ^(d)(l)		400	351
3.400% due 08/15/2024 ^(d)(l)		439	397
3.500% due 10/01/2020 ^(d)		1,402	1,297
3.500% due 06/15/2025 ^(d)(l)		753	674
3.750% due 02/15/2024 ^(d)(l)		248	227
3.750% due 08/15/2042 ^(d)		26	21
3.850% due 11/15/2023 ^(d)(l)		99	91
4.000% due 12/01/2046 ^(d)		4	3
4.250% due 05/15/2021 ^(d)		207	194
4.250% due 08/01/2023 ^(d)(l)		200	187
4.300% due 03/15/2045 ^(d)		34	29
4.500% due 12/15/2041 ^(d)		368	317
4.600% due 06/15/2043 ^(d)		20	17
4.650% due 08/01/2028 ^(d)		1,277	1,181
4.750% due 02/15/2044 ^(d)		1,659	1,460
5.125% due 11/15/2043 ^(d)		1,763	1,603
5.400% due 01/15/2040 ^(d)		22	21
5.800% due 03/01/2037 ^(d)		4,666	4,549
6.050% due 03/01/2034 ^(d)		3,081	3,073
6.250% due 03/01/2039 ^(d)		853	857
6.350% due 02/15/2038 ^(d)		1,116	1,127
Petrobras Global Finance BV
5.750% due 02/01/2029		326	324
5.999% due 01/27/2028		99	100
6.250% due 12/14/2026 (l)	GBP	1,220	1,751
7.375% due 01/17/2027 (l)		$2,329	2,575
Rio Oil Finance Trust
8.200% due 04/06/2028 (l)		4,275	4,638
9.250% due 07/06/2024 (l)		2,451	2,677
Southern California Edison Co.
3.650% due 03/01/2028		7	7
5.750% due 04/01/2035		12	13
6.000% due 01/15/2034		2	2
6.650% due 04/01/2029		26	29
Sprint Communications, Inc.
7.000% due 08/15/2020		140	145
Sprint Corp.
7.250% due 09/15/2021 (l)		490	516
Transocean Poseidon Ltd.
6.875% due 02/01/2027		148	154
			43,311
Total Corporate Bonds & Notes (Cost $415,830)			412,949

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Caesars Entertainment Corp.
5.000% due 10/01/2024		971	1,382
Total Convertible Bonds & Notes (Cost $1,822)			1,382

MUNICIPAL BONDS & NOTES 1.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		10	11
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		5	5
			16
OHIO 1.0%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024		8,280	7,904
TEXAS 0.0%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		170	173

WEST VIRGINIA 0.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		1,200	75

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

7.467% due 06/01/2047		70	70
			145
Total Municipal Bonds & Notes (Cost $8,028)			8,238

U.S. GOVERNMENT AGENCIES 5.5%

Freddie Mac
0.000% due 02/25/2046 - 11/25/2050 (b)(g)(l)		35,798	21,078
0.100% due 02/25/2046 - 11/25/2050 (a)		180,063	536
0.100% due 11/25/2050 (a)(l)		284,933	1,552
2.011% due 11/25/2045 ~(a)(l)		24,637	3,530
3.844% due 04/25/2025 ~(l)		15,400	14,137
12.240% due 12/25/2045 •(l)		4,428	4,364
Total U.S. Government Agencies (Cost $42,479)			45,197

NON-AGENCY MORTGAGE-BACKED SECURITIES 35.5%

Adjustable Rate Mortgage Trust
3.026% due 02/25/2036 •		63	46
3.506% due 11/25/2035 •		660	570
3.636% due 01/25/2035 •(l)		4,569	4,101
4.286% due 02/25/2035 •		1,858	1,632
Anthracite Ltd.
5.678% due 06/20/2041		8,198	2,017
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		764	734
Banc of America Funding Trust
2.134% due 10/25/2036 •(l)		16,831	4,699
2.701% due 08/25/2047 ^~		2,984	2,378
7.740% due 02/27/2037 ~		2,340	2,233
Banc of America Mortgage Trust
4.367% due 06/25/2034 ~		390	327
4.972% due 07/20/2032 ~		167	161
Bancorp Commercial Mortgage Trust
6.234% due 08/15/2032 •		4,100	4,084
BCAP LLC Trust
3.042% due 05/26/2037 ~		2,443	1,503
3.788% due 08/28/2037 ~(l)		11,563	8,277
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(l)		954	890
CD Mortgage Trust
5.688% due 10/15/2048		5,853	3,422
Chase Mortgage Finance Trust
4.100% due 03/25/2037 ^~		106	105
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.856% due 01/25/2036 •		5,759	4,223
Citigroup Commercial Mortgage Trust
5.541% due 12/10/2049 ~		1,512	869
Citigroup Mortgage Loan Trust
4.224% due 11/25/2036 ~		775	588
Citigroup Mortgage Loan Trust, Inc.
4.483% due 08/25/2035 ~		3,674	3,613
Commercial Mortgage Loan Trust
5.953% due 12/10/2049 ~(l)		10,979	7,164
Commercial Mortgage Trust
1.233% due 10/10/2048 ~(a)		28,636	1,887
Countrywide Alternative Loan Trust
2.676% due 07/25/2046 ^•(l)		3,700	3,268
2.696% due 05/25/2047 •(l)		10,079	6,320
2.726% due 12/25/2046 ^•		738	510
2.736% due 10/25/2046 •(l)		1,232	1,141
2.766% due 08/25/2047 •		72	31
2.878% due 12/20/2035 •		1,704	881
3.337% due 06/25/2046 •(l)		3,645	3,326
6.634% due 02/25/2035 ~		551	171
Countrywide Home Loan Mortgage Pass-Through Trust
3.186% due 05/25/2035 •(l)		14,433	10,093
4.263% due 09/20/2036 ~		177	152
Credit Suisse Commercial Mortgage Trust
5.869% due 09/15/2040 ~		66	50
Credit Suisse First Boston Mortgage Securities Corp.
4.230% due 12/25/2033 ~		618	573
4.981% due 07/15/2037 ~		180	149
5.100% due 08/15/2038 ~(l)		5,100	4,938
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
7.500% due 10/25/2032 (l)		1,411	1,056
Credit Suisse Mortgage Capital Certificates
3.010% (LIBOR01M) due 11/30/2037 ~(l)		4,400	3,982
20.563% due 06/27/2037 ~		796	538
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 07/25/2036		603	354
Eurosail PLC
0.532% due 03/13/2045 •	EUR	250	222
2.193% due 06/13/2045 •(l)	GBP	5,421	5,347
4.843% due 06/13/2045 •		1,781	2,015

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

Fremont Home Loan Trust
4.590% due 01/25/2034		$1,883	1,746
GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		1,482	1,537
Grifonas Finance PLC
0.050% due 08/28/2039 •	EUR	146	150
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~(l)		$7,420	6,708
GS Mortgage Securities Trust
5.622% due 11/10/2039		3,036	2,621
GSMSC Resecuritization Trust
4.363% due 09/26/2037 ~(l)		34,210	13,037
HarborView Mortgage Loan Trust
3.142% due 03/19/2035 •(l)		4,487	3,049
JPMorgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		10,000	2,893
5.411% due 05/15/2047		3,670	2,221
5.623% due 05/12/2045 (l)		10,973	8,474
5.895% due 06/15/2049 ~(l)		4,477	2,699
5.911% (LIBOR01M + 3.427%) due 10/15/2032 ~		7,300	6,959
JPMorgan Mortgage Trust
4.160% due 06/25/2036 ^~		18	17
JPMorgan Resecuritization Trust
0.000% due 05/26/2036 ~		9,133	2,171
KeyCorp Student Loan Trust
0.000% due 01/01/2050 «		400	46,073
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~		180	181
5.407% due 11/15/2038 ^(l)		7,756	5,692
5.601% due 02/15/2040 ~(l)		1,046	1,047
6.319% due 04/15/2041 ~		4,768	4,482
Merrill Lynch Mortgage Investors Trust
3.221% due 07/25/2029 •		1,072	1,014
Morgan Stanley Capital Trust
6.155% due 08/12/2041 ~		260	244
Morgan Stanley Resecuritization Trust
3.912% due 06/26/2046 ~(l)		7,459	5,747
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		96	89
Motel 6 Trust
9.410% due 08/15/2019 •(l)		1,353	1,375
Natixis Commercial Mortgage Securities Trust
4.734% due 11/15/2034 •(l)		1,404	1,387
5.484% due 11/15/2034 •		1,826	1,807
6.484% due 11/15/2034 •		792	778
Nomura Resecuritization Trust
5.553% due 07/26/2035 ~		272	235
Residential Accredit Loans, Inc. Trust
6.000% due 01/25/2037 ^		278	260
Sequoia Mortgage Trust
2.938% due 10/20/2035 •		364	338
3.118% due 10/20/2035 •		317	288
3.138% due 07/20/2033 •		116	109
3.943% due 12/20/2032 •(l)		577	535
Structured Adjustable Rate Mortgage Loan Trust
3.016% due 12/25/2034 •		2,186	1,375
3.136% due 10/25/2035 •(l)		5,181	4,321
Structured Asset Mortgage Investments Trust
2.696% due 09/25/2047 ^•(l)		3,672	3,663
TBW Mortgage-Backed Trust
6.330% due 09/25/2036 Ø		5,000	2,363
Thornburg Mortgage Securities Trust
4.366% due 04/25/2045 ~		68	2
VMC Finance LLC
5.884% (LIBOR01M + 3.400%) due 03/15/2035 ~(l)		13,747	13,823
Wachovia Bank Commercial Mortgage Trust
5.720% due 10/15/2048 ~(l)		1,965	1,853
WaMu Mortgage Pass-Through Certificates Trust
3.167% due 05/25/2047 •		5,362	1,526
3.386% due 04/25/2045 •		10,883	7,879
3.491% due 07/25/2045 •(l)		22,708	18,382
3.911% due 05/25/2035 ~		617	352
Wells Fargo Mortgage-Backed Securities Trust
4.850% due 10/25/2035 ~(l)		10,361	10,366
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		11	11
Total Non-Agency Mortgage-Backed Securities (Cost $293,548)			292,519

ASSET-BACKED SECURITIES 42.3%

Accredited Mortgage Loan Trust
2.776% due 02/25/2037 •		2,800	1,580
6.000% due 10/25/2034 Ø		1,863	1,643
ACE Securities Corp. Home Equity Loan Trust
2.636% due 08/25/2036 •		490	482
3.446% due 08/25/2035 •		4,098	1,742

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

Aegis Asset-Backed Securities Trust
4.186% due 03/25/2035 •		3,100	550
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.636% due 09/25/2034 •(l)		638	595
8.336% due 01/25/2034 •		135	32
Airspeed Ltd.
2.754% due 06/15/2032 •		1,840	1,785
Arbor Realty Commercial Real Estate Notes Ltd.
6.984% due 04/15/2027 •		100	101
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.866% due 02/25/2036 •		289	224
Avoca CLO DAC
0.000% due 10/15/2030 ~	EUR	2,250	1,782
Ballyrock CLO Ltd.
0.000% due 04/20/2031 ~		$29,803	15,873
Banco Bilbao Vizcaya Argentaria S.A.
0.341% due 03/22/2046 «•	EUR	1,131	870
Bear Stearns Asset-Backed Securities Trust
3.136% due 08/25/2036 •(l)		$4,346	2,908
Belle Haven ABS CDO Ltd.
3.045% due 07/05/2046 •		96,561	270
Bombardier Capital Mortgage Securitization Corp.
7.850% due 12/15/2029 ~		4,066	1,472
BSPRT Issuer Ltd.
6.530% due 06/15/2027		739	741
California Republic Auto Receivables Trust
0.000% due 04/15/2025 «(g)		6,994	6,535
Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		2,900	2,168
CDC Mortgage Capital Trust
5.036% due 06/25/2034 •		659	521
Cedar Funding CLO Ltd.
0.000% due 04/20/2031		12,000	10,294
Chrysler Capital Auto Receivables Trust
0.000% due 01/16/2023 «(g)		7	3,335
Citigroup Mortgage Loan Trust
3.386% due 11/25/2045 •		2,756	1,922
Citigroup Mortgage Loan Trust, Inc.
3.626% due 02/25/2035 •		290	271
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,886	1,787
Consumer Loan Underlying Bond Certificate Issuer Trust
25.170% due 10/15/2043 ~(l)		20,321	20,599
28.070% due 12/15/2043 ~(l)		22,147	22,267
Coronado CDO Ltd.
4.115% due 09/04/2038 •		2,800	1,852
6.000% due 09/04/2038		400	315
Countrywide Asset-Backed Certificates
2.806% due 02/25/2037 ^•(l)		2,700	2,260
2.921% due 01/25/2045 ^•(l)		3,400	2,908
2.926% due 06/25/2036 •		2,544	725
3.126% due 02/25/2036 •		2,390	1,602
3.326% due 01/25/2036 •		3,966	2,181
Countrywide Asset-Backed Certificates Trust
4.361% due 10/25/2035 •(l)		13,188	10,297
4.436% due 08/25/2035 •		195	193
4.586% due 08/25/2035 •		3,531	2,231
Crecera Americas LLC
5.563% due 08/31/2020 •		1,800	1,804
Credit Suisse First Boston Mortgage Securities Corp.
5.350% due 05/25/2035 Ø		978	909
Credit-Based Asset Servicing & Securitization LLC
4.575% due 05/25/2035 Ø		2,608	2,263
5.783% due 12/25/2036 Ø		1,800	1,742
Delta Funding Home Equity Loan Trust
8.100% due 01/15/2030 Ø(l)		3,649	2,793
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust
0.000% due 12/26/2035 (g)		1,634	1,006
Flagship Credit Auto Trust
0.000% due 05/15/2025 «(g)		20	3,548
0.000% due 12/15/2025 «(g)		33	8,289
Fremont Home Loan Trust
2.806% due 02/25/2036 •(l)		10,921	6,257
Greenpoint Manufactured Housing
9.230% due 12/15/2029 ~		196	163
GSAMP Trust
2.766% due 05/25/2046 •(l)		2,780	2,108
2.926% due 12/25/2035 •(l)		7,080	4,170
3.266% due 09/25/2035 •(l)		4,521	3,083
3.386% due 07/25/2045 •		1,337	899
3.736% due 03/25/2034 ^•(l)		5,175	4,255
4.136% due 08/25/2034 •		2,021	1,984
4.211% due 08/25/2034 •		2,030	1,831
4.236% due 12/25/2034 •(l)		5,943	3,584
Harley Marine Financing LLC
7.869% due 05/15/2043 «		2,000	1,442

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

Harvest CLO DAC
0.000% due 05/22/2029 ~	EUR	2,000	1,906
Hout Bay Corp.
2.732% due 07/05/2041 •		$652	184
Hyundai Auto Receivables Trust
1.000% due 12/15/2022 «		4,000	3,240
KeyCorp Student Loan Trust
0.000% due 01/01/2050 «		100	12,658
1.000% due 01/01/2050 «		100	18,003
LNR CDO Ltd.
2.776% due 02/28/2043 •(l)		5,983	3,459
Long Beach Mortgage Loan Trust
2.680% due 02/25/2036 •		173	141
3.401% due 08/25/2035 •		1,500	1,374
3.611% due 06/25/2035 •(l)		16,201	10,485
M360 Advisors LLC
6.121% due 07/24/2028 (l)		8,350	8,401
Man GLG Euro CLO
0.000% due 10/15/2030 ~	EUR	1,762	1,743
Marlette Funding Trust
0.000% due 07/17/2028 «(g)		$6,712	2,261
0.000% due 04/16/2029 «(g)		12	4,256
MASTR Asset-Backed Securities Trust
3.101% due 01/25/2036 •		1,645	1,325
8.336% due 12/25/2032 •		559	368
Morgan Stanley ABS Capital, Inc. Trust
2.556% due 10/25/2036 •		287	179
Morgan Stanley Capital, Inc. Trust
2.856% due 01/25/2036 •(l)		4,000	3,057
Morgan Stanley Home Equity Loan Trust
3.551% due 05/25/2035 •(l)		5,759	3,482
N-Star REL CDO Ltd.
2.940% due 02/01/2041 •(l)		2,900	2,818
New Century Home Equity Loan Trust
2.956% due 02/25/2036 •(l)		7,000	6,060
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.896% due 11/25/2035 •(l)		15,584	7,386
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.956% due 01/25/2035 ^•		1,730	1,440
Securitized Asset-Backed Receivables LLC Trust
3.461% due 12/25/2034 •		1,515	1,312
3.461% due 04/25/2035 •(l)		4,907	3,550
SG Mortgage Securities Trust
2.666% due 02/25/2036 •(l)		5,904	3,802
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		10	10,579
0.000% due 10/15/2048 «(g)		11	11,802
SoFi Consumer Loan Program LLC
0.000% due 05/26/2026 «(g)		62	3,334
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(g)		29	1,548
0.000% due 09/25/2040 (g)		4,400	2,854
South Coast Funding Ltd.
3.784% due 08/06/2039 •		32,805	18,866
5.984% due 08/06/2039 •		14,745	1
Structured Asset Securities Corp.
3.686% due 02/25/2035 •		414	388
Structured Asset Securities Corp. Mortgage Loan Trust
2.686% due 06/25/2037 •(l)		3,300	2,226
2.716% due 02/25/2037 •(l)		9,855	6,776
Summer Street Ltd.
2.858% due 12/06/2045 •(l)		20,130	7,877
Terwin Mortgage Trust
4.634% due 07/25/2036 Ø		453	346
Wells Fargo Home Equity Asset-Backed Securities Trust
5.036% due 11/25/2035 •		250	205
Total Asset-Backed Securities (Cost $370,168)			348,735

SOVEREIGN ISSUES 4.7%

Argentina Government International Bond
3.380% due 12/31/2038 Ø(l)	EUR	2,680	1,715
3.875% due 01/15/2022		200	191
5.250% due 01/15/2028		700	583
7.820% due 12/31/2033		77	74
7.820% due 12/31/2033 (l)		13,918	13,636
45.325% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	700	16
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		18,296	410
49.153% (BADLARPP) due 10/04/2022 ~		3,184	124
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		124,667	3,208
Autonomous City of Buenos Aires Argentina
0.000% due 03/29/2024 •		326,723	6,738
Autonomous Community of Catalonia
6.350% due 11/30/2041	EUR	450	682
Export-Credit Bank of Turkey
8.250% due 01/24/2024 (l)		$200	195

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	100	116
Peru Government International Bond
5.940% due 02/12/2029	PEN	2,282	724
6.150% due 08/12/2032		9,137	2,893
6.350% due 08/12/2028		714	233
8.200% due 08/12/2026		370	134
Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	102
4.625% due 03/31/2025 (l)		2,200	2,404
5.200% due 02/16/2026 (l)		700	776
7.625% due 04/26/2029 (l)		$2,400	2,383
Ukraine Government International Bond
7.750% due 09/01/2026 (l)		1,400	1,319
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		85	25
8.250% due 10/13/2024 ^(d)		650	196
9.250% due 09/15/2027 ^(d)		65	21
Total Sovereign Issues (Cost $47,193)			38,898

	SHARES

COMMON STOCKS 1.5%

CONSUMER DISCRETIONARY 0.2%
Caesars Entertainment Corp. (e)	201,318	1,750
UTILITIES 1.3%
TexGen Power LLC «	273,307	10,727
Total Common Stocks (Cost $11,222)		12,477

PREFERRED SECURITIES 1.7%

BANKING & FINANCE 1.7%
Nationwide Building Society
10.250% ~	74,120	14,046
Total Preferred Securities (Cost $15,423)		14,046

SHORT-TERM INSTRUMENTS 5.6%

REPURCHASE AGREEMENTS (k) 5.2%
		43,000

		PRINCIPAL AMOUNT (000s)

ARGENTINA TREASURY BILLS 0.2%

45.789% due 04/12/2019 - 06/28/2019 (f)(g)	ARS	56,710	1,500

U.S. TREASURY BILLS 0.2%

2.394% due 04/11/2019 - 04/18/2019 (f)(g)(n)(p)		$1,355	1,354
Total Short-Term Instruments (Cost $46,025)			45,854
Total Investments in Securities (Cost $1,398,205)			1,366,662
Total Investments 165.8% (Cost $1,398,205)			$1,366,662
Financial Derivative Instruments (m)(o) 0.1%(Cost or Premiums, net $(3,833))			641
Other Assets and Liabilities, net (65.9)%			(543,087)
Net Assets 100.0%			$824,216

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Preylock Reitman Santa Cruz Mezz LLC	7.993%	11/09/2022	04/09/2018	$7,900	$7,910	0.96%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
NOM	2.700%	03/29/2019	04/01/2019	$43,000	U.S. Treasury Notes 2.625% due 08/15/2020	$(43,903)	$43,000	$43,010
Total Repurchase Agreements						$(43,903)	$43,000	$43,010

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	1.450%	12/24/2018	TBD(3)		$(5,389)	$(5,410)
BPS	1.000	03/07/2019	04/08/2019	GBP	(942)	(1,227)
	3.250	02/13/2019	05/13/2019		$(3,702)	(3,718)
	3.595	03/07/2019	03/09/2020		(10,716)	(10,743)
	3.938	02/12/2019	TBD(3)		(8,422)	(8,466)
BRC	2.600	12/24/2018	TBD(3)		(1,980)	(1,994)
	3.500	02/11/2019	05/13/2019		(833)	(837)
	3.676	03/14/2019	06/14/2019		(9,486)	(9,503)
	3.684	02/14/2019	05/14/2019		(3,617)	(3,634)
	3.733	02/04/2019	05/06/2019		(16,142)	(16,236)
	3.734	03/14/2019	04/15/2019		(5,965)	(5,976)
	3.752	01/28/2019	04/29/2019		(4,122)	(4,149)
	3.761	01/22/2019	04/22/2019		(2,250)	(2,266)
CFR	(0.250)	03/22/2019	06/20/2019	EUR	(184)	(206)
FOB	2.750	03/07/2019	04/08/2019		$(5,166)	(5,176)
GLM	3.742	03/11/2019	04/11/2019		(16,546)	(16,582)
GSC	3.400	03/12/2019	04/12/2019		(5,593)	(5,604)
	3.484	03/14/2019	04/15/2019		(2,580)	(2,585)
JML	(0.330)	01/22/2019	04/24/2019	EUR	(747)	(839)
	(0.320)	03/14/2019	06/14/2019		(4,091)	(4,588)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

	(0.300)	02/14/2019	05/14/2019		(84)	(94)
	(0.300)	03/13/2019	06/13/2019		(172)	(193)
	(0.250)	01/09/2019	04/09/2019		(4,203)	(4,712)
	(0.150)	01/09/2019	04/09/2019		(1,463)	(1,640)
	0.000	03/11/2019	04/10/2019		(4,136)	(4,640)
	0.050	03/13/2019	06/10/2019		(418)	(469)
	0.900	03/12/2019	06/11/2019	GBP	(471)	(614)
	0.950	02/26/2019	05/28/2019		(690)	(899)
	0.950	03/04/2019	06/04/2019		(13,063)	(17,027)
	0.950	03/13/2019	06/13/2019		(12,499)	(16,288)
	0.950	03/15/2019	06/17/2019		(3,649)	(4,754)
JPS	3.858	03/13/2019	06/13/2019		$(6,662)	(6,676)
	3.897	02/08/2019	05/08/2019		(10,998)	(11,060)
MEI	2.900	03/18/2019	04/18/2019		(2,134)	(2,136)
MSB	3.958	12/13/2018	12/13/2019		(18,275)	(18,315)
	4.083	02/05/2019	02/05/2020		(985)	(991)
MZF	3.558	03/12/2019	06/12/2019		(8,327)	(8,343)
	3.650	02/11/2019	05/13/2019		(10,609)	(10,662)
NOM	3.050	03/11/2019	04/11/2019		(6,160)	(6,171)
	3.050	03/13/2019	04/15/2019		(1,124)	(1,126)
	3.150	02/26/2019	04/26/2019		(6,941)	(6,962)
	3.210	02/19/2019	04/22/2019		(11,567)	(11,609)
	3.210	03/22/2019	04/22/2019		(1,578)	(1,579)
RBC	3.800	02/13/2019	05/13/2019		(4,933)	(4,958)
	3.890	02/19/2019	04/22/2019		(9,280)	(9,321)
RDR	2.880	02/08/2019	05/08/2019		(3,726)	(3,742)
RTA	3.679	03/13/2019	09/13/2019		(9,061)	(9,079)
	3.729	03/12/2019	09/12/2019		(661)	(662)
	3.735	03/06/2019	09/06/2019		(6,420)	(6,437)
	3.850	11/01/2018	05/01/2019		(2,466)	(2,506)
	3.902	01/22/2019	07/22/2019		(3,680)	(3,708)
	4.444	10/31/2017	TBD(3)		(2,345)	(2,362)
SBI	3.741	02/13/2019	08/13/2019		(14,353)	(14,423)
	3.742	02/11/2019	08/12/2019		(7,724)	(7,763)
	3.783	11/05/2018	05/06/2019		(9,999)	(10,057)
	4.008	12/13/2018	06/13/2019		(7,782)	(7,799)
SOG	(0.050)	03/28/2019	04/01/2019	EUR	(4,634)	(5,198)
	(0.050)	04/01/2019	05/28/2019		(3,479)	(3,903)
	1.100	02/28/2019	05/28/2019	GBP	(7,121)	(9,285)
	3.180	03/05/2019	06/05/2019		$(1,456)	(1,459)
	3.180	03/06/2019	06/06/2019		(7,291)	(7,308)
	3.180	03/21/2019	06/21/2019		(3,587)	(3,591)
	3.250	02/21/2019	05/21/2019		(8,582)	(8,612)
	3.300	02/08/2019	05/08/2019		(13,133)	(13,196)
	3.310	01/04/2019	04/04/2019		(8,310)	(8,376)
	3.330	01/17/2019	04/17/2019		(3,311)	(3,334)
	3.330	01/22/2019	04/22/2019		(6,238)	(6,278)
	3.330	01/23/2019	04/22/2019		(435)	(438)
	3.330	01/24/2019	04/24/2019		(371)	(373)
	3.330	01/31/2019	05/01/2019		(5,274)	(5,303)
	3.330	02/01/2019	05/01/2019		(4,290)	(4,314)
	3.558	03/12/2019	06/12/2019		(2,695)	(2,700)
	3.576	02/28/2019	05/28/2019		(3,056)	(3,066)
	3.702	01/29/2019	04/29/2019		(5,659)	(5,695)
UBS	(0.250)	03/12/2019	06/12/2019	EUR	(3,480)	(3,903)
	(0.250)	03/13/2019	06/13/2019		(269)	(301)
	(0.250)	03/18/2019	06/18/2019		(1,105)	(1,239)
	(0.200)	03/13/2019	06/13/2019		(411)	(461)
	(0.160)	02/11/2019	05/13/2019		(2,497)	(2,801)
	(0.150)	03/13/2019	06/13/2019		(314)	(352)
	0.950	02/22/2019	05/22/2019	GBP	(12,304)	(16,041)
	0.950	03/08/2019	06/10/2019		(1,832)	(2,388)
	1.686	02/11/2019	04/15/2019		(1,233)	(1,609)
	1.804	01/14/2019	04/15/2019		(1,827)	(2,389)
	3.000	02/21/2019	TBD(3)		$(1,261)	(1,265)
	3.050	03/04/2019	06/04/2019		(2,115)	(2,120)
	3.060	03/12/2019	06/12/2019		(20,721)	(20,756)
	3.060	03/27/2019	06/12/2019		(112)	(112)
	3.150	02/11/2019	05/13/2019		(3,754)	(3,770)
	3.150	03/04/2019	06/04/2019		(2,323)	(2,329)
	3.150	03/11/2019	06/11/2019		(1,898)	(1,902)
	3.160	03/12/2019	06/12/2019		(1,081)	(1,083)
	3.190	02/01/2019	05/01/2019		(2,530)	(2,543)
	3.210	01/25/2019	04/25/2019		(5,439)	(5,471)
	3.220	01/24/2019	04/24/2019		(199)	(200)
	3.240	01/14/2019	04/15/2019		(11,337)	(11,416)
	3.244	01/03/2019	04/03/2019		(4,830)	(4,868)
	3.250	02/11/2019	05/13/2019		(1,079)	(1,084)
	3.290	01/14/2019	04/15/2019		(2,321)	(2,337)
	3.300	02/11/2019	05/13/2019		(8,351)	(8,389)
	3.330	02/04/2019	05/06/2019		(2,938)	(2,953)
	3.370	01/24/2019	04/24/2019		(634)	(638)
	3.650	02/11/2019	05/13/2019		(8,482)	(8,524)
	3.690	02/01/2019	05/01/2019		(7,415)	(7,460)
	3.700	02/11/2019	05/13/2019		(4,382)	(4,404)
Total Reverse Repurchase Agreements						$(547,053)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

(l)	Securities with an aggregate market value of $682,116 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(399,540) at a weighted average interest rate of 2.766%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	13.021%	$1,600	$(59)	$(78)	$(137)	$6	$0
General
Electric Co.	1.000	Quarterly	12/20/2020	0.274	200	(5)	7	2	0	0
General
Electric Co.	1.000	Quarterly	12/20/2023	0.920	800	(39)	43	4	1	0
						$(103)	$(28)	$(131)	$7	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2022		$48,100	$(1,542)	$91	$(1,451)	$0	$(81)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		21,100	97	(18)	79	0	(39)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		80,000	(914)	3,101	2,187	0	(395)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		11,500	(834)	117	(717)	0	(28)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	40	1	41	0	(7)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		68,000	(4,057)	3,501	(556)	0	(211)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		9,000	220	(743)	(523)	23	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		35,300	2,092	(1,451)	641	172	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		46,800	1,091	(5,304)	(4,213)	157	0
	6-Month EUR-
Receive	EURIBOR	1.000	Annual	06/19/2029	EUR	900	(2)	(47)	(49)	4	0
	6-Month EUR-
Receive	EURIBOR	0.750	Annual	09/18/2029		4,400	(39)	(60)	(99)	19	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	25,190	(179)	(659)	(838)	3	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		9,000	144	(559)	(415)	71	0
							$(3,883)	$(2,030)	$(5,913)	$449	$(761)
Total Swap Agreements							$(3,986)	$(2,058)	$(6,044)	$456	$(761)

(n)	Securities with an aggregate market value of $715 and cash of $9,778 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2019	EUR	34,705		$39,609	$679	$0
	04/2019	GBP	658		861	4	0
	04/2019		$37,891	EUR	33,667	0	(125)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

	05/2019	EUR	33,667		$37,989	124	0
BPS	04/2019	ARS	63,381		1,522	60	0
	04/2019		$1,495	ARS	65,083	8	(3)
	04/2019		49,507	GBP	37,624	0	(504)
	05/2019	ARS	24,968		$538	0	(10)
	05/2019	GBP	37,624		49,583	503	0
	05/2019		$472	ARS	20,694	0	(18)
BRC	04/2019	ARS	30,515		$708	23	0
CBK	04/2019	EUR	1,999		2,261	19	0
	04/2019	GBP	36,952		48,666	538	0
	04/2019		$969	GBP	729	0	(19)
	04/2019		582	PEN	1,940	3	0
	08/2019		6,575	MXN	129,222	0	(56)
FBF	04/2019	ARS	194,842		$4,497	3	0
	04/2019		$4,908	ARS	194,842	0	(414)
GLM	04/2019	ARS	268,732		$6,470	273	0
	04/2019	GBP	743		975	7	0
	04/2019		$6,202	ARS	268,732	0	(5)
	05/2019		6,770	RUB	449,428	35	0
	07/2019		65	ARS	3,044	0	(3)
NGF	04/2019	ARS	112,303		$2,592	2	0
	04/2019		$2,586	ARS	112,304	4	0
	05/2019	ARS	112,304		$2,456	0	(11)
RYL	04/2019		$3,466	EUR	3,037	0	(60)
Total Forward Foreign Currency Contracts						$2,285	$(1,228)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Ukraine Government International
BRC	Bond	5.000%	Quarterly	12/20/2022	6.161%	$3,100	$190	$(298)	$0	$(108)
GST	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	1.280	400	(37)	34	0	(3)
Total Swap Agreements							$153	$(264)	$0	$(111)

(p)	Securities with an aggregate market value of $328 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$77,156	$69,211	$146,367
Corporate Bonds & Notes
Banking & Finance	0	166,778	0	166,778
Industrials	0	192,989	9,871	202,860
Utilities	0	43,311	0	43,311
Convertible Bonds & Notes
Industrials	0	1,382	0	1,382
Municipal Bonds & Notes
Illinois	0	16	0	16
Ohio	0	7,904	0	7,904
Texas	0	173	0	173
West Virginia	0	145	0	145
U.S. Government Agencies	0	45,197	0	45,197
Non-Agency Mortgage-Backed Securities	0	246,357	46,162	292,519
Asset-Backed Securities	0	257,035	91,700	348,735
Sovereign Issues	0	38,898	0	38,898
Common Stocks

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2019 (Unaudited)

Consumer Discretionary	1,750	0	0	1,750
Utilities	0	0	10,727	10,727
Preferred Securities
Banking & Finance	0	14,046	0	14,046
Asset-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	43,000	0	43,000
Argentina Treasury Bills	0	1,500	0	1,500
U.S. Treasury Bills	0	1,354	0	1,354

Total Investments	$1,750	$1,137,241	$227,671	$1,366,662

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	456	0	456
Over the counter	0	2,285	0	2,285

	$0	$2,741	$0	$2,741
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(761)	0	(761)
Over the counter	0	(1,339)	0	(1,339)
	$0	$(2,100)	$0	$(2,100)
Total Financial Derivative Instruments	$0	$641	$0	$641
Totals	$1,750	$1,137,882	$227,671	$1,367,303

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2019:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$13,888	$47,596	$(10,128)	$(16)	$(120)	$182	$17,809	$0	$69,211	$(312)
Corporate Bonds & Notes Industrials	9,621	0	(74)	20	1	303	0	0	9,871	302
Non-Agency Mortgage-Backed Securities	94	45,801	(10)	0	1	276	0	0	46,162	276
Asset-Backed Securities	32,435	76,364	(4,392)	285	(1,515)	(10,065)	1,442	(2,854)	91,700	(10,592)
Common Stocks
Utilities	8,661	0	0	0	0	2,066	0	0	10,727	2,066
Totals	$64,699	$169,761	$(14,604)	$289	$(1,633)	$(7,238)	$19,251	$(2,854)	$227,671	$(8,260)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$48,533	Discounted Cash Flow	Discount Rate	7.750
	20,678	Third Party Vendor	Broker Quote	94.750 - 101.000
Corporate Bonds & Notes
Industrials	9,871	Reference Instrument	Yield	9.870
Non-Agency Mortgage-Backed Securities	46,073	Proxy Pricing	Base Price	6,261.000 - 16,860.000
	89	Third Party Vendor	Broker Quote	92.710
Asset-Backed Securities	1,442	Other Valuation Techniques(2)	-	—
	90,258	Proxy Pricing	Base Price	33.520 - 106,916.100
Common Stocks
Utilities	10,727	Indicative Market Quotation	Broker Quote	39.250
Total	$227,671

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the "Subsidiaries"), each a Delaware limited liability company, were formed on December 1, 2017, March 29, 2018 and April 3, 2018, respectively, as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PFLEXLS I LLC has an inception date of January 9, 2018. CLM 13648 LLC and MLM 13648 LLC have an inception date of April 30, 2018. PIMCO Flexible Credit Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of PIMCO Flexible Credit Income Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of PFLEXLS I LLC, CLM 13468 LLC and MLM 13648 LLC as of period end represented 1.0%, 0.0% and 5.0%, respectively, of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

March 31, 2019 (Unaudited)

quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	JPS	JP Morgan Securities, Inc.	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	MEI	Merrill Lynch International	RYL	Royal Bank of Scotland PLC
CFR	Credit Suisse Securities (Europe) Ltd.	MSB	Morgan Stanley Bank, N.A	SBI	Citigroup Global Markets Ltd.
FBF	Credit Suisse International	MZF	Mizuho Securities USA	SOG	Societe Generale Paris
FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso	RUB	Russian Ruble
EUR	Euro	PEN	Peruvian New Sol	USD (or $)	United States Dollar
GBP	British Pound

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate

Other	Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	TBA	To-Be-Announced
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind